WARRANTS LIABILITY (Details Narrative) - USD ($) $ / shares in Units, $ in Thousands	12 Months Ended
	Dec. 31, 2016	Jun. 22, 2017	May 18, 2016	Dec. 31, 2015
Exercise price (in dollars per shares)		$ 3.30	$ 7.54
November 2015 Warrants [Member]
Exercise price (in dollars per shares)	$ 6.50
November 2015 Warrants [Member]
Exercise price (in dollars per shares)	$ 9.75
November 2015 Offering [Member]
Exercisable date of warrants	Dec. 22, 2020
Estimated fair value of warrants	$ 209
November 2015 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.06875
Exercisable date of warrants	Dec. 22, 2020
Estimated fair value of warrants	$ 117
Warrant [Member]
Exercise price (in dollars per shares)	$ 11.72			$ 8.90
February 3, 2016 Warrants [Member]
Exercise price (in dollars per shares)	$ 7.80
Exercisable date of warrants	Feb. 02, 2019
Estimated fair value of warrants	$ 87
February 2016 Offering [Member]
Exercise price (in dollars per shares)	$ 13.00
Exercisable date of warrants	Feb. 14, 2021
Estimated fair value of warrants	$ 847
February 2016 Offering [Member]
Exercise price (in dollars per shares)	$ 7.87
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	0.0605
February 2016 Offering [Member]
Exercise price (in dollars per shares)	14.30
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.11
February 2016 Offering [Member]
Exercisable date of warrants	Jul. 25, 2021
February 2016 Offering [Member] | Maxim Group LLC [Member]
Exercisable date of warrants	Feb. 14, 2021
Estimated fair value of warrants	$ 204
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.11
Estimated fair value of warrants	$ 1,140
July 2016 Offering [Member]
Exercise price (in dollars per shares)	$ 15.73
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	0.121
July 2016 Offering [Member]
Exercise price (in dollars per shares)	10.73
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercise price (in dollars per shares)	$ 0.083
July 2016 Offering [Member] | Maxim Group LLC [Member]
Exercisable date of warrants	Jul. 25, 2021
Estimated fair value of warrants	$ 117
October 2016 Offering [Member]
Exercise price (in dollars per shares)	$ 9.75
Exercisable date of warrants	Oct. 24, 2021
Estimated fair value of warrants	$ 504
Warrants exercisable	51,283
Exercisable date of balance warrants	Dec. 19, 2021